Credit facility	12 Months Ended
Aug. 31, 2022
Credit facility
Credit facility

12. Credit facility

The Company has an authorized line of credit of $250,000, renewable annually, bearing interest at prime rate plus 1%, secured by a first ranking movable hypothec of $750,000 on all present and future accounts receivable and inventory. As at August 31, 2022, the Company has drawn an amount of Nil [2021 – Nil] on the line of credit.